Note 15 - Stock-based Compensation - RSUs Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Nonvested on January 1, 2021 (in shares) | shares	92,341,800
Nonvested on January 1, 2021 (in dollars per share) | $ / shares	$ 0.0314
Granted (in shares) | shares	34,486,900
Granted (in dollars per share) | $ / shares	$ 0.1287
Vested (in shares) | shares	(34,819,500)
Vested (in dollars per share) | $ / shares	$ 0.0335
Forfeited and expired (in shares) | shares	(2,682,500)
Forfeited and expired (in dollars per share) | $ / shares	$ 0.0407
Nonvested on December 31, 2021 (in shares) | shares	89,326,700
Nonvested on December 31, 2021 (in dollars per share) | $ / shares	$ 0.0679